Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Other assets
Cash collateral on derivative instruments	SFr 7,664	SFr 8,817	SFr 7,741
Cash collateral on non-derivative transactions	416	250	635
Derivative instruments used for hedging	457	295	131
Assets held-for-sale	8,169	13,193	7,077
of which loans	8,136	13,160	7,046
allowance for loans held-for-sale	(51)	(51)	(48)
of which real estate	31	27	27
of which long-lived assets	2	6	4
Premises, equipment and right-of-use assets	7,428	7,523	7,376
Assets held for separate accounts	107	107	102
Interest and fees receivable	4,155	4,838	4,255
Deferred tax assets	4,201	3,964	3,667
Prepaid expenses	693	688	448
of which cloud computing arrangement implementation costs	45	43	38
Failed purchases	1,793	1,595	1,451
Defined benefit pension and post-retirement plan assets	3,047	3,073	2,872
Other	4,041	4,559	3,882
Other assets	42,171	48,902	39,637
Other liabilities
Cash collateral on derivative instruments	7,200	8,839	7,831
Cash collateral on non-derivative transactions	215	258	174
Derivative instruments used for hedging	12	39	45
Operating Lease, Liability	2,652	2,740	2,759
Provisions	1,256	1,653	2,080
of which off-balance sheet risk	260	324	311
Restructuring liabilities	25	42	52
Liabilities held for separate accounts	107	107	102
Interest and fees payable	4,128	4,651	4,297
Current tax liabilities	622	569	555
Deferred tax liabilities	578	557	530
Failed sales	1,437	1,090	1,120
Defined benefit pension and post-retirement plan liabilities	414	425	410
Other	10,425	10,733	11,479
Other liabilities	29,071	31,703	31,434
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	363	471	262
Foreclosed or repossessed real estate	8	8	8
Foreclosed or repossessed residential real estate	8	8	8
Other assets, held at amortized cost, Allowance for Credit Loss	41	4,447	43
Archegos Capital Management [Member]
Other liabilities
Other assets, held at amortized cost, Allowance for Credit Loss		SFr 4,394
Bank
Other assets
Cash collateral on derivative instruments	7,664		7,741
Cash collateral on non-derivative transactions	416		635
Derivative instruments used for hedging	457		131
Assets held-for-sale	8,169		7,077
of which loans	8,136		7,046
allowance for loans held-for-sale	(51)		(48)
of which real estate	31		27
of which long-lived assets	2		4
Premises, equipment and right-of-use assets	6,263		6,213
Assets held for separate accounts	107		102
Interest and fees receivable	4,225		4,397
Deferred tax assets	4,155		3,630
Prepaid expenses	570		367
of which cloud computing arrangement implementation costs	39		32
Failed purchases	1,793		1,451
Defined benefit pension and post-retirement plan assets	910		975
Other	4,050		3,855
Other assets	38,779		36,574
Other liabilities
Cash collateral on derivative instruments	7,209		7,831
Cash collateral on non-derivative transactions	215		174
Derivative instruments used for hedging	12		45
Operating Lease, Liability	1,896		1,981
Provisions	1,244		2,067
of which off-balance sheet risk	260		311
Restructuring liabilities	25		49
Liabilities held for separate accounts	107		102
Interest and fees payable	4,068		4,397
Current tax liabilities	612		542
Deferred tax liabilities	164		157
Failed sales	1,437		1,120
Defined benefit pension and post-retirement plan liabilities	406		403
Other	10,540		11,472
Other liabilities	27,935		30,340
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	363		262
Foreclosed or repossessed real estate	8		8
Foreclosed or repossessed residential real estate	8		8
Other assets, held at amortized cost, Allowance for Credit Loss	SFr 39		SFr 41